Related Party Transactions and Balances (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Jun. 30, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 31, 2020 CNY (¥)
Related Party Transactions
Amount due to related parties			¥ 216,434	[1]			$ 33,963
Equity method investments purchased consideration payable								¥ 110,000
Purchases of goods and services			117,116		¥ 35,131	¥ 87,597
Transfer of/ (acquire of) long-term investments	[2]		(40,837)		(110,039)	539,646
Amount due from related parties			2,041,316		164,732		$ 320,327
Chaodian [Member]
Related Party Transactions
Purchase of noncontrolling interests of Chaodian Inc. ("Chaodian")	[3]				¥ 257,288
Capital Contribution And Loans To An Entity [Member]
Related Party Transactions
Capital contribution/Loans to an entity ("Entity")	[4]		2,785,314
Capital Contribution [Member]
Related Party Transactions
Capital contribution/Loans to an entity ("Entity")			¥ 1,084,300
Loans To An Entity [Member]
Related Party Transactions
Related party transaction interest rate			3.30%
Capital contribution/Loans to an entity ("Entity")			¥ 1,701,000
Equity Method Investee [Member]
Related Party Transactions
Cost of equity method investments		¥ 465,800
Consideration on sale of equity method investments		539,600
Investment income	[2]		¥ 833			¥ 73,884
Equity investee [Member]
Related Party Transactions
Related party transaction interest rate			4.50%		2.80%
Interest-bearing loans and interest expenses			¥ 279,200		¥ 105,600
Amount due from related parties	[5]		283,492		90,497
Investment Fund [Member]
Related Party Transactions
Cash contribution to fund		¥ 220,000
Amount due from related parties	[2]		¥ 48,135		¥ 74,235
Entity [Member]
Related Party Transactions
Related party transaction, Description of transaction			The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction.
Amount due from related parties	[4]		¥ 1,709,689

[1]	Amount due to related parties as of December 31, 2021 are primarily considerations related to long-term investments, which are non-trade in nature.
[2]	In June 2019, to focus the Company’s efforts and resources on its core businesses, the Company transferred several equity investments of the Group to an investment fund. The Group contributed a total of RMB220.0 million cash into this fund as a limited partner, which is accounted for as an equity method investment. The cost of the equity investments transferred was RMB465.8 million. The consideration was RMB539.6 million, which was based on the estimated fair value of the investments. The difference between the consideration and cost of the investments was recognized as investment income. In July 2020, the Company acquired certain equity interests of two investments from the investment fund. The consideration was RMB110.0 million. The balances due from an investment fund as of December 31, 2020 and 2021 were consideration receivables and dividend receivables, which are non-trade in nature.
[3]	In September 2020, the Company acquired the rest equity interests of Chaodian from certain noncontrolling shareholders, which included some related parties of the Company. The consideration was determined by referenced to a third-party valuer’s valuation and the considerations were settled in 2020.
[4]	The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction. The Company made capital contribution of RMB1,084.3 million and provided interest-bearing guaranteed loans of RMB 1,701.0 million to the Entity for its operation. The balance as of December 31, 2021 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade in nature. The annual interest rates of the loans were 3.3%.
[5]	The balances as of December 31, 2020 and 2021 mainly represent interest-bearing loans and interest expenses of RMB105.6 and RMB279.2 million related to an equity investee, which are non-trade in nature. Interest rates of loans to the investee incurred in 2020 and 2021 were 2.8% and 4.5%, respectively.